Revenues (Details) - CAD ($)	3 Months Ended		9 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2024	May 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 1,060,153	$ 1,300,100	$ 2,775,156	$ 3,531,055
Sales of boats
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	581,481	341,397	840,188	692,638
Sales of parts and boat maintenance
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	17,899	80,443	53,810	255,299
Boat rental and boat club membership revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 460,773	$ 878,260	$ 1,881,158	$ 2,583,118